UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Florida Insured Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniHoldings Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 - 05/31/2008

Item 1 - Schedule of Investments

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                       Municipal Bonds                                                                      (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 138.9%       Alachua County, Florida, School Board, COP, 5.25%, 7/01/29 (a)                     $ 6,600     $   6,664,680
                       ------------------------------------------------------------------------------------------------------------
                       Beacon Tradeport Community Development District, Florida, Special
                       Assessment Revenue Refunding Bonds (Commercial Project), Series A,
                       5.625%, 5/01/32 (b)                                                                  4,190         4,213,841
                       ------------------------------------------------------------------------------------------------------------
                       Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
                       Revenue Bonds (Health First Inc. Project), 5%, 4/01/24                               3,000         2,990,040
                       ------------------------------------------------------------------------------------------------------------
                       Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
                       Revenue Bonds (Health First Inc. Project), 5%, 4/01/34                               6,520         6,158,466
                       ------------------------------------------------------------------------------------------------------------
                       Brevard County, Florida, School Board, COP, Series A, 5%,
                       7/01/30 (h)(g)                                                                       4,500         4,504,815
                       ------------------------------------------------------------------------------------------------------------
                       Broward County, Florida, Educational Facilities Authority Revenue Bonds
                       (Nova Southeastern University), 5%, 4/01/31 (c)                                      8,000         8,144,800
                       ------------------------------------------------------------------------------------------------------------
                       Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                       Series E, 5.90%, 10/01/39 (d)(e)                                                     4,150         4,210,507
                       ------------------------------------------------------------------------------------------------------------
                       Broward County, Florida, School Board, COP, VRDN, Series D,
                       1.51%, 7/01/29 (f)(g)                                                               10,300        10,300,000
                       ------------------------------------------------------------------------------------------------------------
                       Cape Coral, Florida, Special Obligation Revenue Bonds,
                       5%, 10/01/30 (h)                                                                     3,000         3,040,620
                       ------------------------------------------------------------------------------------------------------------
                       Clay County, Florida, School Board, COP (Master Lease Program),
                       5.75%, 7/01/10 (h)(i)                                                                1,320         1,423,950
                       ------------------------------------------------------------------------------------------------------------
                       Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities),
                       AMT, 6.50%, 10/01/25                                                                   900           900,108
                       ------------------------------------------------------------------------------------------------------------
                       Deltona, Florida, Transportation Capital Improvement Revenue Bonds,
                       5.125%, 10/01/26 (h)                                                                 2,000         2,061,140
                       ------------------------------------------------------------------------------------------------------------
                       Emerald Coast, Florida, Utilities Authority, System Revenue Bonds,
                       5.25%, 1/01/26 (j)                                                                   1,130         1,137,673
                       ------------------------------------------------------------------------------------------------------------
                       Emerald Coast, Florida, Utilities Authority, System Revenue Bonds,
                       5.25%, 1/01/36 (j)                                                                   1,560         1,535,352
                       ------------------------------------------------------------------------------------------------------------
                       Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding
                       Bonds (Multi-County Program), AMT, Series A, 6.30%,
                       10/01/20 (h)(k)                                                                         80            81,018
                       ------------------------------------------------------------------------------------------------------------
                       Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding
                       Bonds (Multi-County Program), AMT, Series A, 6.375%, 10/01/26 (h)(k)                   306           308,980
                       ------------------------------------------------------------------------------------------------------------
                       Flagler County, Florida, Capital Improvement Revenue Bonds,
                       5%, 10/01/35 (h)                                                                     1,835         1,841,588

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
S/F         Single-Family
VRDN        Variable Rate Demand Notes

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                       Municipal Bonds                                                                      (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2,
                       5.75%, 7/01/14 (h)                                                                 $ 1,205       $ 1,217,942
                       ------------------------------------------------------------------------------------------------------------
                       Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2,
                       5.90%, 7/01/29 (h)                                                                   9,415         9,627,497
                       ------------------------------------------------------------------------------------------------------------
                       Florida Higher Educational Facilities Financing Authority Revenue Bonds
                       (Flagler College, Inc. Project), 5.25%, 11/01/36 (l)                                12,000        11,808,000
                       ------------------------------------------------------------------------------------------------------------
                       Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT,
                       Series 1, 6%, 7/01/39 (d)(e)                                                         2,450         2,492,728
                       ------------------------------------------------------------------------------------------------------------
                       Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT,
                       Series 11, 5.95%, 1/01/32 (g)                                                        5,920         5,961,026
                       ------------------------------------------------------------------------------------------------------------
                       Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds,
                       AMT, Series 4, 6.25%, 7/01/22 (g)                                                      705           737,211
                       ------------------------------------------------------------------------------------------------------------
                       Florida Housing Finance Corporation, Housing Revenue Bonds (Waverly Apartments),
                       AMT, Series C-1, 6.30%, 7/01/30 (g)                                                  2,055         2,120,513
                       ------------------------------------------------------------------------------------------------------------
                       Florida Municipal Loan Council Revenue Bonds, Series B,
                       5.375%, 11/01/25 (h)                                                                 1,285         1,336,696
                       ------------------------------------------------------------------------------------------------------------
                       Florida Municipal Loan Council Revenue Bonds, Series B,
                       5.375%, 11/01/30 (h)                                                                 4,150         4,273,131
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Board of Education, Capital Outlay, GO, Public Education,
                       Refunding, Series D, 5.75%, 6/01/22 (g)                                              3,750         3,950,550
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Board of Education, Capital Outlay, GO, Public Education,
                       Series C, 5.75%, 6/01/10 (i)(j)                                                      1,000         1,076,970
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Board of Regents, Housing Revenue Bonds (University of
                       Central Florida), 5.25%, 10/01/26 (j)                                                2,200         2,244,308
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Department of Management Services, Division
                       Facilities Management Revenue Bonds (Florida Facilities Pool),
                       Series A, 6%, 9/01/10 (a)(i)                                                         3,505         3,818,032
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh
                       Utility System), 5.125%, 10/01/33 (a)                                                2,900         2,929,435
                       ------------------------------------------------------------------------------------------------------------
                       Hernando County, Florida, School Board, COP, 5%, 7/01/30 (h)                        11,390        11,468,135
                       ------------------------------------------------------------------------------------------------------------
                       Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                       Bonds (Adventist Health System), Series C, 5.25%, 11/15/36                           7,285         7,158,022
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
                       AMT, Series C, 5.75%, 10/01/26 (c)                                                   2,875         3,002,305
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
                       Series 1, 5.375%, 10/01/49 (d)(e)                                                    6,340         6,141,051
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
                       Cancer Center Project), Series A, 5.25%, 7/01/37                                     8,125         7,842,900
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                       Municipal Bonds                                                                      (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
                       Project), Series B, 5.15%, 9/01/25                                                 $ 2,100       $ 2,135,553
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, Port District Revenue Bonds (Tampa Port
                       Authority Project), AMT, 5%, 6/01/36 (h)                                             3,425         3,214,260
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, School Board, COP,
                       5.375%, 7/01/09 (h)(i)                                                               6,600         6,809,088
                       ------------------------------------------------------------------------------------------------------------
                       Hillsborough County, Florida, School Board, COP, 6%, 7/01/09 (h)(i)                 33,400        35,006,206
                       ------------------------------------------------------------------------------------------------------------
                       Indian River County, Florida, Water and Sewer Revenue Refunding Bonds,
                       Series A, 5.25%, 9/01/18 (j)                                                         1,300         1,313,026
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville Electric Authority, Florida, Saint John's River Power Park
                       System Revenue Bonds, Issue Three, Series 2, 4.75%, 10/01/33                         1,500         1,454,745
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Economic Development Commission, Health Care
                       Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series A,
                       5.50%, 11/15/36 (h)                                                                  1,800         1,875,042
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
                       Improvement Bonds, 5.25%, 10/01/32 (j)                                               7,305         7,423,268
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                       Series A-1, 5.625%, 10/01/39 (d)(e)                                                  1,000           995,680
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
                       Bonds (Baptist Medical), VRDN, 1.13%, 8/15/34 (f)                                    7,000         7,000,000
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
                       Refunding Bonds (Charity Obligation Group), VRDN, Series C,
                       1.15%, 8/15/19 (f)(h)                                                                2,500         2,500,000
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Port Authority Revenue Bonds, AMT,
                       6%, 11/01/38 (c)                                                                     1,800         1,865,448
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT,
                       5.625%, 11/01/26 (h)                                                                 1,870         1,887,335
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50%, 10/01/16 (a)                  2,000         2,131,500
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50%, 10/01/18 (a)                  3,800         4,021,198
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida
                       Project), AMT, 6.35%, 8/01/25 (a)                                                    1,500         1,501,185
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, Capital Revenue Bonds, 5.25%, 10/01/23 (a)                      4,225         4,406,083
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
                       AMT, Series A-1, 7.20%, 3/01/33 (e)                                                     65            66,083
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-2,
                       6.30%, 3/01/29 (d)(e)                                                                  290           293,729
                       ------------------------------------------------------------------------------------------------------------
                       Lee Memorial Health System, Florida, Hospital Revenue Bonds,
                       Series A, 5%, 4/01/32 (a)                                                            9,000         9,018,540
                       ------------------------------------------------------------------------------------------------------------
                       Leesburg, Florida, Capital Improvement Revenue Bonds,
                       5.25%, 10/01/27 (j)                                                                  1,605         1,633,425
                       ------------------------------------------------------------------------------------------------------------
                       Leesburg, Florida, Capital Improvement Revenue Bonds,
                       5.25%, 10/01/34 (j)                                                                  3,425         3,461,510
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                       Municipal Bonds                                                                      (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds,
                       AMT, Sub-Series 1, 6.25%, 11/01/28 (m)                                             $   345         $ 349,554
                       ------------------------------------------------------------------------------------------------------------
                       Martin County, Florida, Utilities System Revenue Bonds,
                       5.125%, 10/01/33 (a)                                                                 5,990         6,017,314
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Stormwater Revenue Bonds, 5.75%,
                       9/01/16 (j)                                                                          1,630         1,723,138
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Stormwater Revenue Bonds, 5.25%,
                       9/01/20 (j)                                                                          1,000         1,043,910
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Stormwater Revenue Bonds, 5.25%,
                       9/01/25 (j)                                                                          4,400         4,493,148
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Stormwater Revenue Bonds, 5.375%,
                       9/01/30 (j)                                                                          1,910         1,943,139
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Water and Sewer Revenue Bonds,
                       5.625%, 9/01/18 (a)                                                                  2,690         2,842,308
                       ------------------------------------------------------------------------------------------------------------
                       Miami Beach, Florida, Water and Sewer Revenue Bonds,
                       5.75%, 9/01/25 (a)                                                                  10,600        11,073,396
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Bonds, AMT,
                       Series A, 5.125%, 10/01/35 (g)                                                      11,105        10,721,211
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
                       Airport), AMT, Series A, 6%, 10/01/24 (j)                                            6,000         6,118,440
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
                       Airport), AMT, Series A, 6%, 10/01/29 (j)                                           10,000        10,178,100
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                       International Airport), AMT, Series A, 5%, 10/01/40 (h)(l)                           6,015         5,594,852
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                       (University of Miami), Series A, 5.75%, 4/01/10 (a)(i)                               5,000         5,359,900
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                       (University of Miami), Series A, 6%, 4/01/10 (a)(i)                                 19,425        20,910,041
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                       Series B, 5.25%, 7/01/27 (j)                                                         8,995         9,134,872
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                       Series B, 5%, 7/01/33 (j)                                                           12,640        12,532,307
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
                       Refunding Bonds, 5.125%, 7/01/25 (j)                                                12,250        12,523,175
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, GO (Parks Program), 6%, 11/01/24 (j)                     6,705         6,980,710
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds,
                       AMT, Series A, 5.55%, 10/01/49 (d)(e)                                                5,500         5,446,155
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa
                       Apartments Project), AMT, Series 2A, 6%, 8/01/26 (g)                                 2,185         2,271,679
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, IDA, IDR (Airis Miami II LLC Project),
                       AMT, 6%, 10/15/19 (a)                                                                5,100         5,197,767
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project),
                       Series A, 5.25%, 10/01/20 (a)                                                        3,280         3,446,886
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
                       5.25%, 5/01/30 (c)                                                                   6,625         6,763,396
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                       Municipal Bonds                                                                      (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50%, 10/01/15 (g)  $ 2,945       $ 3,165,492
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50%, 10/01/16 (g)    3,105         3,337,471
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25%, 10/01/30 (h)    8,800         8,938,512
                       ------------------------------------------------------------------------------------------------------------
                       Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
                       Improvement Program), 5%, 1/01/37 (h)                                                7,115         7,146,946
                       ------------------------------------------------------------------------------------------------------------
                       Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125%, 9/01/33 (h)    5,175         5,241,085
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.85%, 10/01/27 (e)      215           215,174
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                       (Orlando Regional Healthcare), 6%, 12/01/12 (i)                                      9,220        10,316,350
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                       (Orlando Regional Healthcare), Series A, 6.25%, 10/01/18 (h)                         5,000         5,666,450
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, Health Facilities Authority, Hospital
                       Revenue Refunding Bonds (Orlando Regional Healthcare),
                       Series B, 5.25%, 12/01/29 (g)                                                        6,800         7,009,644
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, School Board, COP, 5.50%, 8/01/25 (a)                        1,300         1,377,753
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.75%,
                       10/01/09 (a)(i)                                                                     31,745        33,262,728
                       ------------------------------------------------------------------------------------------------------------
                       Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds,
                       5%, 10/01/29 (a)                                                                     5,335         5,363,916
                       ------------------------------------------------------------------------------------------------------------
                       Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                       Series B, 5%, 7/01/30 (a)                                                            3,250         3,268,688
                       ------------------------------------------------------------------------------------------------------------
                       Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                       Series B, 5%, 7/01/35 (a)                                                           37,550        37,698,698
                       ------------------------------------------------------------------------------------------------------------
                       Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                       5.375%, 10/01/18 (a)                                                                 3,155         3,333,668
                       ------------------------------------------------------------------------------------------------------------
                       Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
                       5.50%, 10/01/27 (j)                                                                  5,560         5,809,978
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, Refunding, Series B,
                       5.375%, 8/01/17 (a)                                                                  6,115         6,468,753
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, Series A,
                       6%, 8/01/10 (i)(j)                                                                   5,070         5,492,534
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, Series A,
                       6.25%, 8/01/10 (i)(j)                                                               13,205        14,374,831
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, VRDN, Series B,
                       1.51%, 8/01/27 (f)(g)                                                                3,000         3,000,000
                       ------------------------------------------------------------------------------------------------------------
                       Panama City, Florida, Water and Sewer Revenue Bonds, Series B,
                       5.25%, 10/01/22 (h)                                                                  3,000         3,183,390
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                       Municipal Bonds                                                                      (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Pembroke Pines, Florida, Public Improvement Revenue Bonds,
                       Series A, 5%, 10/01/34 (a)                                                         $ 2,070       $ 2,063,852
                       ------------------------------------------------------------------------------------------------------------
                       Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/26 (h)                   1,280         1,315,366
                       ------------------------------------------------------------------------------------------------------------
                       Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/27 (h)                   1,345         1,378,719
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                       5.50%, 9/01/15 (h)                                                                   1,275         1,369,248
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                       5.50%, 9/01/16 (h)                                                                   1,345         1,444,422
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                       5.50%, 9/01/17 (h)                                                                   1,420         1,524,966
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                       5.50%, 9/01/18 (h)                                                                   1,500         1,598,565
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
                       5%, 10/01/31 (g)                                                                     3,200         3,245,088
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
                       5%, 10/01/35 (g)                                                                     4,980         5,065,905
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
                       5%, 10/01/37 (g)                                                                     8,200         8,284,788
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25%,
                       10/01/28 (a)                                                                         1,375         1,416,690
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25%,
                       10/01/31 (a)                                                                         1,355         1,387,141
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25%,
                       10/01/34 (a)                                                                         2,000         2,044,360
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25%,
                       10/01/27 (a)                                                                         1,430         1,477,319
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25%,
                       10/01/32 (a)                                                                           840           859,236
                       ------------------------------------------------------------------------------------------------------------
                       Saint Johns County, Florida, Transportation Improvement Revenue Bonds,
                       5.125%, 10/01/32 (a)                                                                 3,500         3,537,170
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie County, Florida, School Board, COP, 6.25%,
                       7/01/10 (g)(i)                                                                       4,055         4,418,004
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie County, Florida, School Board, COP, Refunding,
                       Series A, 5.50%, 7/01/18 (g)                                                         1,495         1,596,944
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie County, Florida, School Board, COP, Refunding,
                       Series C, 5.50%, 7/01/18 (g)                                                         1,170         1,249,782
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie, Florida, West Services District, Utility Revenue Bonds,
                       5.25%, 10/01/34 (h)                                                                  1,720         1,767,489
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie, Florida, West Services District, Utility Revenue Bonds,
                       5%, 10/01/38 (h)                                                                     4,750         4,807,855
                       ------------------------------------------------------------------------------------------------------------
                       Saint Lucie, Florida, West Services District, Utility Revenue Refunding
                       Bonds, Senior Lien, 6%, 10/01/22 (h)                                                 3,250         3,471,520
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
                       Municipal Bonds                                                                      (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Santa Rosa County, Florida, School Board, COP, Refunding, Series 2,
                       5.25%, 2/01/31 (j)                                                                 $ 8,795       $ 8,893,944
                       ------------------------------------------------------------------------------------------------------------
                       Seminole County, Florida, Water and Sewer Revenue Bonds,
                       5%, 10/01/31                                                                         5,000         5,109,100
                       ------------------------------------------------------------------------------------------------------------
                       South Florida Water Management District, COP, 5%, 10/01/31 (a)                       4,610         4,619,035
                       ------------------------------------------------------------------------------------------------------------
                       South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                       Hospital Inc.), 5.80%, 10/01/34                                                      1,750         1,766,170
                       ------------------------------------------------------------------------------------------------------------
                       Sunrise, Florida, Utility System Revenue Refunding Bonds, 5.20%,
                       10/01/22 (a)                                                                         2,250         2,386,553
                       ------------------------------------------------------------------------------------------------------------
                       Tallahassee, Florida, Capital Revenue Bonds, 5%, 10/01/24 (g)                        1,975         2,047,522
                       ------------------------------------------------------------------------------------------------------------
                       Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project),
                       Series A, 5.25%, 8/01/23 (h)                                                         2,800         2,824,976
                       ------------------------------------------------------------------------------------------------------------
                       Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project),
                       Series A, 5.375%, 8/01/26 (h)                                                        1,000         1,037,210
                       ------------------------------------------------------------------------------------------------------------
                       Tampa Bay, Florida, Water Utility System Revenue Bonds,
                       6%, 10/01/11 (i)(j)                                                                 30,335        33,466,179
                       ------------------------------------------------------------------------------------------------------------
                       Taylor County, Florida, Sales Tax Revenue Bonds,
                       6%, 10/01/10 (i)(j)                                                                  3,835         4,150,313
                       ------------------------------------------------------------------------------------------------------------
                       University of Central Florida Athletics Association Inc., COP, Series A,
                       5.25%, 10/01/34 (j)                                                                  8,935         8,921,686
                       ------------------------------------------------------------------------------------------------------------
                       Village Center Community Development District, Florida, Recreational Revenue
                       Bonds, Series A, 5.375%, 11/01/34 (h)                                               10,775        11,158,806
                       ------------------------------------------------------------------------------------------------------------
                       Village Center Community Development District, Florida, Recreational Revenue
                       Bonds, Series A, 5.125%, 11/01/36 (h)                                                1,750         1,788,360
                       ------------------------------------------------------------------------------------------------------------
                       Village Center Community Development District, Florida, Utility Revenue Bonds,
                       5.25%, 10/01/23 (h)                                                                  3,000         3,185,460
                       ------------------------------------------------------------------------------------------------------------
                       Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
                       University Project), Series A, 5%, 6/01/25 (n)                                       2,075         2,099,423
                       ------------------------------------------------------------------------------------------------------------
                       Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
                       University Project), Series A, 5%, 6/01/35 (n)                                       1,740         1,732,327
                                                                                                                       ------------
                                                                                                                        725,585,886
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.0%     Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%, 7/01/26           2,600         2,596,854
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                       Control Facilities Revenue Bonds (University Plaza Project), Series A,
                       5.625%, 7/01/19 (h)                                                                  2,725         2,793,997
                                                                                                                       ------------
                                                                                                                          5,390,851
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds
                       (Cost - $719,028,306) - 139.9%                                                                   730,976,737
-----------------------------------------------------------------------------------------------------------------------------------

                       Municipal Bonds Transferred to
                       Tender Option Bond Trusts (o)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 34.7%        Florida State Board of Education, Lottery Revenue Bonds,
                       Series B, 6.25%, 7/01/10 (i)(j)                                                     28,210        30,735,003
                       ------------------------------------------------------------------------------------------------------------
                       Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
                       Transportation), Series A, 6.25%, 7/01/10 (i)(j)                                    28,650        31,214,748
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                       Municipal Bonds Transferred to                                                         Par
                       Tender Option Bond Trusts (o)                                                        (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Hillsborough County Florida Aviation Authority Revenue Bonds
                       Series A, 5.50%, 10/01/38 (c)                                                      $10,750      $ 10,863,948
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville Electric Authority, Florida, Saint John's River Power Park
                       System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37                            6,100         6,189,572
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                       (Baptist Medical Center Project), 5%, 8/15/37 (g)                                   14,100        14,181,638
                       ------------------------------------------------------------------------------------------------------------
                       Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (h)                    10,000        10,262,900
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, Airport Revenue Bonds, AMT,
                       Series A, 6%, 10/01/29                                                              19,925        20,655,650
                       ------------------------------------------------------------------------------------------------------------
                       Lee County, Florida, HFA, S/F Mortgage Revenue  Bonds, Multi County
                       Series A-2, 6%, 9/01/40 (d)(e)                                                       8,300         8,620,745
                       ------------------------------------------------------------------------------------------------------------
                       Manatee County Florida Series A Finance Authority Homeowner Revenue
                       Series A, 5.90%, 9/01/40 (d)(e)                                                      4,345         4,361,006
                       ------------------------------------------------------------------------------------------------------------
                       Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
                       5%, 10/01/33 (g)                                                                    10,010         9,570,200
                       ------------------------------------------------------------------------------------------------------------
                       Orlando Florida Tourist Development Tax Revenue Bonds, (6th Cent Contract
                       Payments), 5.25%, 11/01/38 (c)                                                      10,250        10,616,934
                       ------------------------------------------------------------------------------------------------------------
                       Palm Beach County, Florida, School Board, COP, Series A, 5%,
                       8/01/31 (g)                                                                         13,500        13,670,640
                       ------------------------------------------------------------------------------------------------------------
                       Polk County Florida School Board Master Lease Series A,
                       5.50%, 1/01/10 (g)                                                                   9,885        10,324,501
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.9%         Atlanta, Georgia, Airport Passenger Facility Charge, Subordinate Lien
                       Revenue Refunding Bonds, Series C, 5%, 1/01/33 (g)                                   9,700         9,852,211
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds Transferred to
                       Tender Option Bond Trusts (Cost - $189,347,119) - 36.6%                                          191,119,696
-----------------------------------------------------------------------------------------------------------------------------------

                       Short-Term Securities                                                               Shares
-----------------------------------------------------------------------------------------------------------------------------------
                       CMA Florida Municipal Money Fund, 1.02% (p)(q)                                  60,536,055        60,536,055
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Short-Term Securities
                       (Cost - $60,536,055) - 11.6%                                                                      60,536,055
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $968,911,480*) - 188.1%                                                982,632,488

                       Other Assets Less Liabilities - 3.0%                                                              15,534,788

                       Liability for Trust Certificates, Including Interest Expense and Fees Payable - (21.5%)         (112,478,177)

                       Preferred Shares, at Redemption Value - (69.6%)                                                 (363,414,933)
                                                                                                                      -------------
                       Net Assets Applicable to Common Shares - 100.0%                                                $ 522,274,166
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 861,098,196
                                                                  =============
      Gross unrealized appreciation                               $  18,374,027
      Gross unrealized depreciation                                  (8,969,275)
                                                                  -------------
      Net unrealized appreciation                                 $   9,404,752
                                                                  =============

(a)   AMBAC Insured.
(b)   Radian Insured.
(c)   Assured Guaranty Insured.
(d)   FHLMC Collateralized.
(e)   FNMA/GNMA Collateralized.

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments May 31, 2008 (Unaudited)

(f) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)   FSA Insured.
(h)   MBIA Insured.
(i) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)   FGIC Insured.
(k)   FHA Insured.
(l)   XL Capital Insured.
(m)   GNMA Collateralized.
(n)   CIFG Insured.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                        Dividend
      Affiliate                                        Net Activity      Income
      --------------------------------------------------------------------------
      CMA Florida Municipal Money Fund                  57,166,148     $ 342,161
      --------------------------------------------------------------------------

(q)   Represents the current yield as of report date.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Florida Insured Fund


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings Florida Insured Fund

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings Florida Insured Fund

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings Florida Insured Fund

Date: July 18, 2008